Capital disclosures and net debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Accrual to acquire or redeem entity's shares	$ 922	$ 746
Payments to acquire or redeem entity's shares	$ 7,127	$ 7,918	$ 9,996